  United States
Securities and Exchange Commission
  Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01920
__________________________________________________________

(Exact name of registrant as specified in charter)

 Stralem Fund

(Address of principal executive offices) (Zip code)

 645 Madison Ave, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 888-8123

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

Item 1. Schedule of Investments.

•	Stralem Balanced Fund*

•	Stralem Equity Fund

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

* The Balanced Fund will be liquidated on or about March 15, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stralem Fund

By (Signature and Title)*      /s/ Philippe E. Baumann
Philippe E. Baumann
President

Date  2/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Hirschel B. Abelson
Hirschel B. Abelson
Treasurer

Date  2/20/2007

CERTIFICATION

I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-Q of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 2/20/2007	/s/ Philippe E. Baumann Signature - Philippe E Baumann President

CERTIFICATION

I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-Q of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:2/20/2007	/s/ Hirschel B. Abelson Signature - Hirschel B. Abelson Treasurer

STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
January 31, 2007
(unaudited)

Number of Shares/Face Value		Fair Value
	Common stocks (69.11%):
	Aerospace & Defense (3.63%):
22,900	L-3 Communications Holdings, Inc	$ 1,885,586
	Biotechnology (1.33%):
* 9,800	Amgen Inc.	689,626
	Communications Equipment (3.22%):
*62,900	Cisco Systems Inc.	1,672,511
	Construction & Farm Machinery (3.19%):
25,800	Caterpillar, Inc.	1,653,006
	Diversified Chemicals (2.51%):
22,200	Eastman Chemical Co.	1,300,032
	Electrical Components & Equipment (3.99%):
46,000	Emerson Electric Co	2,068,620
	Health Care Equipment (1.45%):
14,100	Medtronic Inc	753,645
	Household Appliances (2.78%):
15,800	Whirlpool Corp.	1,444,594
	Industrial Machinery (6.70%):
23,000	Danaher Corp	1,703,380
41,400	Ingersoll-Rand Co Ltd	1,775,232
	Integrated Oil & Gas (5.50%):
19,100	Chevron Corp.	1,392,008
31,500	Occidental Petroleum Corp	1,460,340
	Integrated Telecommunication Services (2.53%):
34,000	Verizon Communication Inc.	1,309,680
	Managed Health Care (3.23%):
32,100	UnitedHealth Group, Inc	1,677,546
	Multi-Line Insurance (7.54%):
28,300	American International Group, Inc	1,937,135
45,500	Loews Corporation	1,977,430
	Oil & Gas Exploration & Production (5.32%):
19,500	Devon Energy Corp.	1,366,755
27,500	XTO Energy Inc	1,387,925
	Pharmaceuticals (7.29%):
27,200	Abbott Laboratories	1,441,600
19,400	Johnson & Johnson	1,295,920
39,700	Pfizer Incorporated	1,041,728
	Restaurants (3.66%):
42,800	McDonald’s Corporation	1,898,180
	Semiconductors (2.66%):
32,200	Intel Corp.	674,912
22,600	Texas Instruments Inc	704,894
	Systems Software (2.58%):
43,400	Microsoft Corp.	1,339,324

	carried forward:	$ 35,851,609

STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
January 31, 2007
(unaudited)

Number of Shares/Face Value		Fair Value
	(continued):

	United States Government obligations (29.08%):
	Treasury bonds and notes (29.08%):
$8,500,000	February 15, 2007; 2.25%	$ 8,492,031
$6,500,000	May 15, 2009; 5.50%	6,591,406

		15,083,437

	Money market mutual funds (1.81%):
	Dreyfus NY Muni Cash Management Fund	940,505

	Total Portfolio (cost $43,155,775)	$ 51,875,551

*Nonincome producing

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
January 31, 2007
(unaudited)

Number of Shares/Face Value		Fair Value
	Common stocks (96.10%):
	Aerospace & Defense (3.19%):
32,000	L-3 Communications Holdings, Inc	$ 2,634,880
	Biotechnology (1.08%):
*12,600	Amgen Inc.	886,662
	Communications Equipment (3.21%):
*99,600	Cisco Systems Inc.	2,648,364
	Construction & Farm Machinery (2.84%):
36,600	Caterpillar Inc	2,344,962
	Diversified Chemicals (3.09%):
43,500	Eastman Chemical Co	2,547,360
	Electric Utilities (13.63%):
147,800	Duke Energy Corp	2,910,182
57,400	Pinnacle West Capital Corp.	2,800,546
57,800	Progress Energy, Inc	2,747,812
76,000	Southern Co.	2,776,280
	Electrical Components & Equipment (3.41%):
62,600	Emerson Electric Co	2,815,122
	Health Care Equipment (1.04%):
16,100	Medtronic Inc	860,545
	Household Appliances (3.39%):
30,550	Whirlpool Corp	2,793,187
	Industrial Machinery (6.65%):
36,100	Danaher Corp	2,673,566
65,600	Ingersoll-Rand Co Ltd	2,812,928
	Integrated Oil & Gas (6.70%):
37,500	Chevron Corp.	2,733,000
60,300	Occidental Petroleum Corp	2,795,508
	Integrated Telecommunication Services (3.26%):
69,900	Verizon Communication Inc.	2,692,548
	Managed Health Care (3.19%):
50,400	UnitedHealth Group, Inc	2,633,904
	Multi-Line Insurance (7.25%):
35,300	American International Group, Inc	2,416,285
81,900	Loews Corporation	3,559,374
	Multi-Utilities (6.57%):
50,500	Ameren Corp.	2,682,055
56,700	Consolidated Edison, Inc	2,737,476
	Oil & Gas Exploration & Production (7.63%):
49,800	Devon Energy Corp.	3,490,482
55,600	XTO Energy Inc	2,806,132
	Pharmaceuticals (7.64%):
41,100	Abbott Laboratories	2,178,300
31,450	Johnson & Johnson	2,100,860
77,100	Pfizer Incorporated	2,023,104
	Restaurants (3.72%):
69,100	McDonald’s Corporation	3,064,585
	Semiconductors (2.60%):
49,900	Intel Corp.	1,045,904
35,100	Texas Instruments Inc	1,094,769
	Systems Software (2.34%):
62,600	Microsoft Corp.	1,931,836

	carried forward:	$ 76,238,518

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
January 31, 2007
(unaudited)

Number of Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$ 76,238,518
	Tobacco (3.67%):
34,600	Altria Group, Inc	3,023,694

		79,262,212

	United States Government obligations (2.41%):
	Treasury bills (2.41%):
$2,000,000	March 8, 2007	1,990,472

	Money market mutual funds (1.49%):
	Dreyfus NY Muni Cash Management Fund	1,228,834

	Total Portfolio (cost $66,806,776)	$ 82,481,518

* Nonincome producing